November 9, 2005





VIA FEDERAL EXPRESS AND EDGAR
United States Securities and Exchange Commission
Washington, D.C. 20549

Attn:    William Friar
         Mail Stop 0408

         Re:      North Shore Capital Advisors Corp.
                  Form 10-SB filed on November 9, 2005

Ladies and Gentlemen:

     On behalf of North Shore Capital Advisors Corp. (the "Company"), we are electronically transmitting hereunder one conformed copy of a Registration Statement on Form 10-SB (the "Registration Statement"). Marked courtesy copies of this filing are being sent via overnight mail to Ben Phippen, Don Walker, Kathryn McHale and William Friar.

     This letter is being filed in response to the Staff's comments to Amendment No. 1 to the registration statement on Form 10-SB filed on July 21, 2005 (File No. 000-51245) which was withdrawn on August 4, 2005. The Staff's comments are set forth in a letter from William Friar, Senior Financial Analyst, addressed to Steven Cohen, President of the Company, dated August 4, 2005.

     In this letter, we have recited the comments from the Staff in bold and have followed each comment with the Company's response.


General

     1. Although you have coded your exhibits under the proper general headings, you have not distinguished between multiple exhibits under the same heading. For example, Exhibits 10.1, 10.2, 10.3, etc., are all listed generically under Exhibit 10. Please revise heading to reflect each document.

         As requested, all Exhibits have now been coded correctly.

     2. In response to comment 2, you have modified your financial consulting agreements to reflect a change in NSCA's compensation structure. However, because the agreements continue to show that the Company plans to act as an intermediary in exchange for fees based on the completion of financing deals that may involve securities transactions, we do not agree with your position that the Company's activities do not require it to be registered with the Commission as a broker-dealer. Therefore, we reissue comment 2. If you find that you are unable to comply with Section 15 of the Securities Exchange Act of 1934, please disclose that you may be acting in violation of the broker-dealer registration requirements under the Exchange Act.

               In response to this comment, the Company has amended each of its client agreements to eliminate the payment of any fees based on the structuring of, or arranging for, a financing. The Company will not receive any fees from its current or future clients relating to the structuring of, or arranging for, any financings and none of the fees earned by the Company to date related to any such activities. The Company will focus its business on, among other things, developing business plans for its clients, analyzing strategic alternatives for its clients and evaluating the business and economic attractiveness of potential strategic investments, new business ventures, capital sources and merger partners. The Company believes its competitors to include such firms as McKinsey & Company and Accenture. See Part I -
          Item 1 of the Registration Statement - "Description of Business."

     3. In response to comment 3, you state that you are unaware of any reason why you would be required to comply with the Investment Advisers Act of 1940 (the "Act"). Section 202(a)(11) for the Act defines an investment adviser to be: "any person who, for compensation, engages in the business of advising others, either directly or through the publications or writings, as to the value of securities or as to the advisability of investing in, purchasing, or selling securities, or who, for compensation and as part of a regular business, issues or promulgates analyses or reports concerning securities" unless the person meeting certain exceptions. You state that NSCA is providing "corporate advisory services"... including business and asset valuations," that NSCA "evaluate(s) potential investments for Rivkalex," and that NSCA "advise(s) TGC and its portfolio companies... with respect to potential investments." It therefore appears that NSCA meets the definition of investment advisor. (See Applicability of the Investment Advisors Act to Financial Planners, Pension Consultants, and Other Persons Who Provide Investment Advisory Services as a Component of Other Financial Services, Investment Advisers Act Rel.
          No. 1092 (Oct. 8, 1987)). Therefore, we reissue comment 3. Please provide a written response explaining whether NSCA does in fact meet the definition of investment adviser. In addition, if NSCA does meet the definition of investment adviser, please explain how NSCA will comply with the registration obligations under the Act.

          The Company will register as an investment adviser under the Act when it has at least 15 clients. Until such time, the Company will rely on the exemption from registration provided by Section 203(b)(3) of the Act.

Exhibits

     4. Please briefly explain the circumstances under which your agreement with the Merton Group was terminated. We note they are no longer included among your client agreement exhibits.

          The controlling member of Merton has terminated the business activities of Merton and now conducts his business activities through The Telmarc Group, LLC ("Telmarc"). Thus, the Merton contract is no longer in effect. The Telmarc contract has been filed as an Exhibit to the Registration Statement.

     5. Your employment agreement with Mr. Cohen provides that he "may not engage in any activity which is competitive with the business of the Company". Please explain how Mr. Cohen intends to remain the principal of Gold Coast Advisors, providing advice as to investment in securities, without violating his employment agreement.

          Mr. Cohen's employment as a principal of Gold Coast Advisors ("GCA"), does not violate his employment agreement with the Company. As disclosed under Item 5, part I of the Registration Statement, GCA provides wealth management services to high net worth individuals. On the other hand, the Company provides corporate advisory services to small and emerging growth companies, which is in no way competitive with the business of GCA.

          If you have any questions, please contact David Selengut, Esq., company counsel, at (212) 370-1300.

                                           Very truly yours,

                                          NORTH SHORE CAPITAL ADVISORS CORP.



                                       By:      /s/ Steve Cohen
                                                  Steve Cohen
                                                  President

         cc:      David Selengut, Esq.